Government Grants	12 Months Ended
Dec. 31, 2024
Government Grants [Abstract]
GOVERNMENT GRANTS

13 GOVERNMENT GRANTS

	2024	2023
	USD	USD

At 1 January	316,754	1,535,229
Received during the year	(1,938,980)	(3,544,435)
Amount recognized in the statement of profit or loss	1,800,478	2,325,960
At 31 December	178,252	316,754

	2024	2023
	USD	USD

Current assets	588,863	822,073
Non-current liabilities	-	(372,371)
Current liabilities	(410,611)	(132,948)
	178,252	316,754

The Group entered into an agreement with Abu Dhabi Investment Office (ADIO) a government entity established in Abu Dhabi on December 23, 2020 in order for the former to move its regional and global headquarters to Abu Dhabi including R&D center where a subsidiary has been incorporated and registered in the Abu Dhabi Global Market, and to create a skilled-employment opportunities and ensure a positive social and economic impact on the Emirate of Abu Dhabi. ADIO will make available the financial incentives to the Group as part of the agreement. The terms of the Incentive program are effective through 30 June 2025.

Government grants have been received for the payment of salaries and salaries related expenses, rent expenses and purchases of certain items of property and equipment.

There are no unfulfilled conditions or contingencies attached to these grants.

As of December 31, 2024 and December 31, 2023 the Group had a Accrued Government grants of USD 588,863 and USD 822,073 respectively. The accrued government grants are due from governmental entities not yet claimed.